Investment in associates (Details Narrative) - Alps Life Science Inc [Member] - $ / shares		12 Months Ended
	Feb. 06, 2024	Mar. 31, 2025	Mar. 31, 2024	Apr. 11, 2024
IfrsStatementLineItems [Line Items]
Share price		$ 0.00001		$ 0.00001
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	40.50%	40.50%	40.50%
Cilo Cybin Holdings Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.90